Financial Risk Management - Market Risk - Interest rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Amount of bonds	$ 39,988.8	$ 37,390.3
Eurolife Life Operations
Financial Risk Management
Amount of bonds	1,403.8
200 basis point increase
Financial Risk Management
Liability for incurred claims, net of reinsurance	34,179.9	30,794.9
Hypothetical change in net earnings	1,468.9	1,324.2
100 basis point increase
Financial Risk Management
Liability for incurred claims, net of reinsurance	35,074.7	31,594.1
Hypothetical change in net earnings	760.7	686.2
No change
Financial Risk Management
Liability for incurred claims, net of reinsurance	36,035.5	32,453.7
100 basis point decrease
Financial Risk Management
Liability for incurred claims, net of reinsurance	37,070.9	33,381.8
Hypothetical change in net earnings	(819.8)	(741.0)
200 basis point decrease
Financial Risk Management
Liability for incurred claims, net of reinsurance	38,191.1	34,387.9
Hypothetical change in net earnings	(1,706.8)	(1,544.4)
Interest rate risk
Financial Risk Management
Fixed income securities	40,800.0	38,200.0
Liability for incurred claims, net of reinsurance	36,035.5	32,453.7
Interest rate risk | Investments in debt instruments | Eurolife Life Operations
Financial Risk Management
Amount of bonds	1,403.8
Interest rate risk | Forward contracts to sell long-dated U.S. treasury bonds
Financial Risk Management
Notional amount	246.6	0.0
Interest rate risk | Forward contracts to buy long-dated U.S. treasury bonds
Financial Risk Management
Notional amount		1,330.2
Interest rate risk | U.S. treasury bond forward contracts
Financial Risk Management
Notional amount	0.0	1,330.2
Interest rate risk | Interest rate swaps
Financial Risk Management
Notional amount	0.0	1,900.0
Interest rate risk | 200 basis point increase
Financial Risk Management
Fair value of fixed income portfolio	38,838.3	35,484.7
Hypothetical change in net earnings	$ (1,535.6)	$ (2,209.6)
Hypothetical % change in fair value	(4.70%)	(7.20%)
Interest rate risk | 100 basis point increase
Financial Risk Management
Fair value of fixed income portfolio	$ 39,779.3	$ 36,801.1
Hypothetical change in net earnings	$ (783.1)	$ (1,152.1)
Hypothetical % change in fair value	(2.40%)	(3.80%)
Interest rate risk | No change
Financial Risk Management
Fair value of fixed income portfolio	$ 40,758.7	$ 38,235.5
Interest rate risk | 100 basis point decrease
Financial Risk Management
Fair value of fixed income portfolio	41,776.9	39,791.1
Hypothetical change in net earnings	$ 814.8	$ 1,250.2
Hypothetical % change in fair value	2.50%	4.10%
Interest rate risk | 200 basis point decrease
Financial Risk Management
Fair value of fixed income portfolio	$ 42,839.1	$ 41,539.4
Hypothetical change in net earnings	$ 1,664.4	$ 2,654.3
Hypothetical % change in fair value	5.10%	8.60%
Equity price risk | Forward contracts to buy long-dated U.S. treasury bonds
Financial Risk Management
Notional amount		$ 1,330.2
Equity price risk | Interest rate swaps
Financial Risk Management
Notional amount		$ 1,900.0